RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of transactions with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payment on behalf of the related parties			¥ 588
Purchase of merchandise from related parties	¥ 205,275	¥ 367,342	109,620
Xiao Shanglue
Payment on behalf of the related parties			588
Zhaomu
Purchase of merchandise from related parties	53,790	103,269	469
Bixin
Purchase of merchandise from related parties	31,825	69,311
Zhengdao
Purchase of merchandise from related parties	28,372	31,418
Yunnong
Purchase of merchandise from related parties	21,453	8,006
Tianshi
Purchase of merchandise from related parties	17,021	25,295	39,776
Haomei
Purchase of merchandise from related parties	16,404	13,443
Weixin
Purchase of merchandise from related parties	9,214	79,309	36,958
Siwei
Purchase of merchandise from related parties	7,710	5,626	307
Yunmu
Purchase of merchandise from related parties	4,543
Misili
Purchase of merchandise from related parties	3,315	8,230
Huaji
Purchase of merchandise from related parties	2,573
Yuncheng
Purchase of merchandise from related parties	2,239
JiAo
Purchase of merchandise from related parties	1,712
Yunding
Purchase of merchandise from related parties	1,652
Langfei
Purchase of merchandise from related parties	1,117	3,507
Xingsheng
Purchase of merchandise from related parties	600
Zhangtaihe
Purchase of merchandise from related parties	482	16,400	¥ 32,110
Small Ye Group
Purchase of merchandise from related parties	307	3,097
Others
Purchase of merchandise from related parties	¥ 946	¥ 431